Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Summary of Maximum Exposure to Credit Risk	Maximum exposure to credit risk as at December 31:
	2025	2024
Cash and cash equivalents	701	853
Receivables (excluding income tax receivable) (Note 12)	5,540	5,145
	6,241	5,998

Summary of Material Foreign Currency Derivatives

The fair value of our net foreign exchange currency derivative assets (liabilities) as at December 31, 2025 was $11 million (December 31, 2024 – $(13) million). The following table presents the significant foreign currency derivatives that existed as at December 31:

	As at December 31, 2025			As at December 31, 2024
			Average			Average
			contract			contract
		Maturities	rate		Maturities	rate
	Notional	(year)	(1:1)	Notional	(year)	(1:1)
Derivatives not designated as hedges
Forwards (Sell/buy)
USD/Canadian dollars ("CAD")	505	2026	1.3700	604	2025	1.4382
Brazilian real ("BRL")/USD	60	2026	5.6100	233	2025	5.5383
Australian dollars ("AUD")/USD	139	2026	1.5200	89	2025	1.5341
USD/BRL	50	2026	6.1000	47	2025	5.7470
USD/AUD	5	2026	1.5100	7	2025	1.6081
New Zealand dollars ("NZD")/AUD	1	2026	1.6900	‐	‐	‐
Derivatives designated as hedges
Forwards (Sell/buy)
USD/CAD	854	2026	1.3800	538	2025	1.3828

Summary of Financial Instruments Carried At Fair Value

The following table presents our fair value hierarchy for financial instruments carried at fair value on a recurring basis or measured at amortized cost and require fair value disclosure. The table does not include fair value information for financial instruments that are measured using their carrying amount as a reasonable approximation of fair value.

	As at December 31, 2025				As at December 31, 2024
	Carrying				Carrying
Financial assets (liabilities) measured at	amount	Level 1	Level 2	Level 3	amount	Level 1	Level 2	Level 3
Fair value on a recurring basis[1]
Derivative instrument assets	20	‐	20	‐	22	‐	22	‐
Other current financial assets – marketable securities[2]	148	32	116	‐	108	23	85	‐
Investments at fair value through other comprehensive income ("FVTOCI") (Note 16)	10	‐	‐	10	221	211	‐	10
Derivative instrument liabilities	(8)	‐	(8)	‐	(33)	‐	(33)	‐
Amortized cost
Current portion of long-term debt
Senior notes and debentures	(500)	(500)	‐	‐	(999)	(1,002)	‐	‐
Fixed and floating rate debt	(13)	‐	(13)	‐	(38)	‐	(38)	‐
Long-term debt
Senior notes and debentures	(9,337)	(5,676)	(3,274)	‐	(8,866)	(3,309)	(4,953)	‐
Fixed and floating rate debt	(13)	‐	(13)	‐	(15)	‐	(15)	‐

1 During 2025 and 2024, there were no transfers between levels for financial instruments measured at fair value on a recurring basis. Our policy is to recognize transfers at the end of the reporting period.

2  Marketable securities consist of equity and debt securities.

Information On How Instruments Were Grouped If Expected Credit Losses Were Measured On Collective Basis	set up provision using the lifetime expected credit loss method considering all possible default events over the expected life of a financial instrument. Receivables are grouped based on days past due and/or customer credit risk profile. Estimated losses on receivables are based on known troubled accounts and historical experience of losses incurred
Information On Entitys Write off Policy	Receivables are considered to be in default and written off against the allowance when it is probable that all remaining contractual payments due will not be collected in accordance with the terms of the agreement.
Description Of Managing Liquidity Risk
Liquidity risk	Risk management strategies
Access to cash
  establish an external borrowing policy to maintain sufficient liquid financial resources to fund our operations and meet our commitments and obligations in a cost-effective manner maintain an optimal capital structure
  maintain investment-grade credit ratings that provide ease of access to the debt capital and commercial paper markets maintain sufficient short-term credit availability
  uphold long-term relationships with a sufficient number of high-quality and diverse lenders enter into financial arrangements (e.g., Blue Chip Swaps) to remit cash from certain foreign jurisdictions

Refer to Note 19 for our available credit facilities.

Maturity Analysis For Nonderivative And Derivative Financial Liabilities

The following maturity analysis of our financial liabilities and gross settled derivative contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the date of the consolidated balance sheets to the contractual maturity date.

	Carrying amount	Contractual
	of liability as at	cash	Within	1 to 3	3 to 5	Over 5
2025	December 31	flows	1 year	years	years	years
Short-term debt	873	873	873	‐	‐	‐
Trade, other payables and accrued liabilities[1]	8,763	8,763	8,763	‐	‐	‐
Long-term debt, including current portion[2,3]	9,966	15,477	995	2,503	1,949	10,030
Lease liabilities, including current portion[2,3]	1,290	1,497	395	469	239	394
Derivatives	8	8	8	‐	‐	‐
	20,900	26,618	11,034	2,972	2,188	10,424

1 Excludes non-financial liabilities and financial liabilities included elsewhere in the table, including derivatives and accrued interest related to long-term debt and lease liabilities. Includes payables of approximately $2.9 billion related to our supplier financing arrangement. These payables were paid in January 2026.

2 Carrying amount of long-term debt and lease liabilities includes accrued interest from trade, other payables and accrued liabilities.

3 Contractual cash flows include contractual interest payments related to debt obligations and lease liabilities. Interest rates on debt with variable rates are based on the prevailing rates as at December 31, 2025.

Disclosure Of Credit Risk Explanatory
Credit risk	Risk management strategies
Receivables from customers
  establish credit approval policies and procedures for new and existing customers extend credit to qualified customers through:
  review of credit agency reports, financial statements and/or credit references, as available review of existing customer accounts every 12 to 24 months based on the credit limit amounts evaluation of customer and country risk for international customers establish credit period:
  15 and 30 days for wholesale fertilizer customers
  30 days for industrial and feed customers
  30 to 360 days for Retail customers, including Nutrien Financial up to 180 days for select export sales customers, including Canpotex transact on a cash basis with certain customers who may not meet specified benchmark creditworthiness or cannot provide other evidence of ability to pay execute agency arrangements with financial institutions or other partners with which we have only a limited recourse involvement sell receivables to financial institutions which substantially transfer the risks and rewards set eligibility requirements to limit the risk of the receivables may require security over certain crop or livestock inventories set up provision using the lifetime expected credit loss method considering all possible default events over the expected life of a financial instrument. Receivables are grouped based on days past due and/or customer credit risk profile. Estimated losses on receivables are based on known troubled accounts and historical experience of losses incurred. Receivables are considered to be in default and written off against the allowance when it is probable that all remaining contractual payments due will not be collected in accordance with the terms of the agreement.

Cash and cash equivalents and other receivables	require acceptable minimum counterparty credit ratings limit counterparty or credit exposure select counterparties with investment-grade quality

Analysis of Age of Financial Assets That Are Past Due But Not Impaired

Aging of receivables (%) as at December 31:

	2025			2024
	Retail (Nutrien Financial)	Retail (excluding Nutrien Financial)	Potash, Nitrogen and Phosphate	Retail (Nutrien Financial)	Retail (excluding Nutrien Financial)	Potash, Nitrogen and Phosphate
Current	78	67	97	76	70	94
30 days or less past due	11	9	3	13	9	6
31 – 90 days past due	4	2	‐	4	3	‐
Greater than 90 days past due	7	22	‐	7	18	‐
	100	100	100	100	100	100

Disclosure Of Fair Value Measurement Explanatory
Financial instruments at fair value	Fair value method and associated level within the fair value hierarchy
Cash and cash equivalents	Carrying amount (approximation to fair value assumed due to short-term nature)
Equity securities	Closing bid price of the common shares (Level 1) as at the balance sheet date
Debt securities	Closing bid price of the debt or other instruments with similar terms and credit risk (Level 2) as at the balance sheet date
Foreign exchange forward contracts, swaps and options, and natural gas swaps not traded in an active market

Based on quoted forward exchange rates or a discounted cash flow (“DCF”) model. Inputs included contractual cash flows based on prices for natural gas futures contracts, fixed prices and notional volumes specified by the swap contracts, the time value of money, liquidity risk, our own credit risk (related to instruments in a liability position) and counterparty credit risk (related to instruments in an asset position). Futures contract prices used as inputs in the model were supported by prices quoted in an active market and therefore categorized in Level 2.

Financial instruments at amortized cost	Fair value method
Receivables, short-term debt, and trade, other payables and accrued liabilities	Carrying amount (approximation to fair value assumed due to short-term nature)
Long-term debt	Quoted market prices (Level 1 or 2 depending on the market liquidity of the debt), for fair value disclosure purposes
Other long-term debt instruments	Carrying amount (approximation to fair value)

Description Of Objectives Policies And Processes For Managing Risk
Market risks	Account	Risk management strategies
Interest rate	Short-term and long-term debt
  use a portfolio of fixed and floating rate instruments
  align current and long-term assets with demand and fixed-term debt monitor the effects of market changes in interest rates
  use interest rate swaps, if desired
We did not believe we have material exposure to interest, price or foreign exchange risk on our financial instruments as at December 31, 2025 and 2024.
Price	Natural gas derivative instruments
  diversify our forecast gas volume requirements, including a portion of annual requirements purchased at spot market prices, a portion at fixed prices (up to 10 years) and a portion indexed to the market price of ammonia acquire a reliable supply of natural gas feedstock and fuel on a location-adjusted, cost-competitive basis and hold firm pipeline transportation to our operating sites

Price	Investment at fair value	ensure the security of principal amounts invested provide for an adequate degree of liquidity achieve a satisfactory return
Foreign exchange	Financial instruments in a foreign currency
  execute foreign currency derivative contracts within certain prescribed limits for both actual and forecasted expenditures to manage the impact to cash flows and earnings, including those related to our equity-accounted investees, that could occur from a reasonably possible strengthening or weakening of the US dollar

Disclosure of Effect of Changes In Foreign Exchange Rate Explanatory

Foreign currency derivatives

	2025	2024
Foreign exchange (gain) loss	(2)	14
Hyperinflationary loss[1]	‐	97
Loss on foreign currency derivatives at fair value through profit or loss	11	249
Foreign exchange loss, net of related derivatives	9	360

1 In 2025 the functional currency of our Argentina operations changed from the Argentine peso to the US dollar and was applied prospectively from the date of change, eliminating the need for hyperinflationary adjustments.

Disclosure of Supplier Financing Explanatory

Supplier financing arrangements

We enter into contractual arrangements whereby we advance payment to suppliers under inventory prepayment programs to secure product discounts on future inventory purchases. Under these arrangements, we may use financial institutions to remit payment directly to the supplier in accordance with the contractual payment terms. We classify the obligations under these arrangements within trade, other payables and accrued liabilities as the settlement with the financial institution occurs within the normal payment terms with the supplier.

Carrying amounts of liabilities under supplier financing arrangements, presented within trade, other payables and accrued liabilities, were $2,888 at December 31, 2025 (2024 – $2,710), of which amounts remitted to suppliers were $2,888 (2024 – $2,710).

The amounts payable to the financial institution are due within 50 days from the date of payment to the supplier. Our normal payment terms for trade and other payables that are not part of supplier financing arrangements are 60 days from invoice date. The associated payments of amounts classified within trade, other payables and accrued liabilities are included in cash provided by operating activities within the Consolidated statements of cash flows.